BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES	12 Months Ended
Dec. 31, 2023
BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES
BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES

NOTE 22 – BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES

a)    Remuneration of key management personnel:

The remuneration of key management personnel (directors and members of executive management) for the years ended 31 December 2023, 2022 and 2021 are as follows;

	2023	2022	2021

Salaries and other short-term employee benefits	596,503	827,468	628,816

Salaries and other short-term employee benefits include equity settled share-based payments amounting to TRY106,401 thousand in 2023 (2022: Equity settled share-based payments amounting to TRY250,623 thousand).

b)    Balances with related parties at 31 December 2023 and 2022:

All related parties listed below are controlled by the Doğan Family members.

Due from related parties:

	2023	2022

D Elektronik Şans Oyunları ve Yayıncılık A.Ş. (“Nesine”)	8,168	224
Doğan Dış Ticaret ve Mümessillik A.Ş. (“Doğan Dış Ticaret”)	473	2,227
Doğan Burda Dergi Yayıncılık ve Pazarlama A.Ş. (“Doğan Burda”)	310	220
Other	231	159

	9,182	2,830

Amounts due from other related parties mainly resulted from sale of trade goods.

NOTE 22 - BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES (Continued)

b)    Balances with related parties at 31 December 2023 and 2022: (Continued)

Due to related parties:

	2023	2022

Doğan Yayınları Yayıncılık ve Yapımcılık Ticaret A.Ş. (“Doğan Yayıncılık”)	1,829	2,828
D Gayrimenkul Yatırımları ve Ticaret A.Ş.	579	701
Doğan Portal ve Elektronik Ticaret A.Ş.	451	849
Doğan Müzik Yapım ve Ticaret A.Ş.	372	492
Doğan Trend Otomotiv Tic. Hiz. Ve Tek. A.Ş.	367	21
Doğan Şirketler Grubu Holding A.Ş.	—	2,526
Other	1,040	1,775

	4,638	9,192

Amounts due to related parties mainly resulted from purchase of inventories, advertising services, head quarter rentals, payables due to merchant financing and business combination arrangements.

c)    Significant sales to and purchases from related parties for the years ended 31 December 2023, 2022 and 2021:

All related parties listed below are controlled by the Doğan Family members.

Service and product sales to related parties:

	2023	2022	2021

Nesine	(13,458)	(9,600)	(5,688)
Doğan Yayıncılık	(4,400)	(3,642)	(4,361)
Doğan Burda	(2,925)	(3,095)	(2,438)
Doğan Dış Ticaret	(2,364)	(2,187)	(907)
Otomobilite Motorlu Araçlar Ticaret A.Ş	(1,829)	—	—
Değer Merkezi Hizmetler ve Yönetim A.Ş.	(1,647)	(2,105)	(2,090)
Doğan Trend Otomotiv Tic. Hiz. Ve Tek. A.Ş.	(1,548)	(2,119)	(1,158)
Doğan Portal ve Elektronik Ticaret A.Ş. (“Doğan Portal”)	(1,134)	(3,297)	(4,322)
Suzuki Motorlu Araçlar Pazarlama A.Ş.	(890)	(313)	(286)
Milta Turizm İşletmeleri A.Ş.	(578)	(581)	(459)
D Gayrimenkul Yatırımları ve Ticaret A.Ş.	(477)	(393)	(1,000)
Aydın Doğan Vakfı	(143)	(56)	(41)
Glokal Dijital Hizmetler ve Pazarlama A.Ş.	(103)	(1,332)	(2,477)
Other	(3,540)	(3,458)	(3,130)

	(35,036)	(32,178)	(28,357)

NOTE 22 - BALANCES AND TRANSACTIONS WITH SHAREHOLDERS AND OTHER RELATED PARTIES (Continued)

c)    Significant sales to and purchases from related parties for the years ended 31 December 2023, 2022 and 2021: (Continued)

Service and product purchases from related parties:

	2023	2022	2021

Doğan Dış Ticaret	195,161	158,793	186,229
D Gayrimenkul Yatırımları ve Ticaret A.Ş.	45,234	39,131	42,344
Doğan Yayıncılık	14,779	18,372	19,926
Doğan Trend Otomotiv Tic. Hiz. Ve Tek. A.Ş.	5,208	5,675	8,574
Doğan Burda	2,327	1,888	2,247
Milta Turizm İşletmeleri A.Ş.	1,262	438	177
Doğan Portal ve Elektronik Ticaret A.Ş. (“Doğan Portal”)	1,079	1,223	1,483
Doğan Müzik Yapım ve Ticaret A.Ş.	718	517	218
Değer Merkezi Hizmetler ve Yönetim A.Ş.	4	—	810
Nesine	—	1,068	12
Other	209	1,045	881

	265,981	228,150	262,901

Business acquisitions

Acquisition of Doruk Finansman which was acquired from Doğan Holding was separately disclosed in Note 3 – Business Combinations and it is not included in the above purchases from related parties.

Purchase of treasury shares

Purchase of treasury shares from TurkCommerce B.V. which is shareholder of the Group was separately disclosed in Note 16 and it is not included in the above purchases from related parties.